Leases - Change in the lease liabilities and disclose a maturity analysis (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases.
Balance as at beginning period	$ 1,887,271	$ 1,075,773
Lease Addition	16,426,759	1,575,434
Accretion of lease liability	310,788	144,975
Repayment of principal and interest	(530,385)	(908,911)
Lease modification	(356,433)
Balance as at end period	$ 17,738,000	$ 1,887,271